Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset - USD ($) $ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		$ 2,614	$ 3,069
Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		3,517	1,848
Investment in SAFO [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		40	53
Investment in Tondo [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		161	429
Investment in SciSparc [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		866	911
Investment in Maris [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		114
Investment in Automax – bonds [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		9
Investments in Automax –shares [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		1,424	1,676
Maris Investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets	[1]		246
Safee investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		400	400
Maris warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		42	57
Polyrizon warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		512	516
Laminera [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets			126
Anti-dilution – Gix Internet [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets			469
SAFO Warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		32	34
ClearMind [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		1,296
Parazero-SAFE [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		521
Polyrizon- SAFE [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		314
Colugo investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial asset [Line Items]
Fair value of financial assets		$ 400

[1]	Classified as short-term investments.